SIGNIFICANT ACCOUNTING POLICIES (Employee Benefit Plan) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Severance pay expenses	$ 870	$ 875	$ 933
Candela U. S. Plan [Member]
Percentage employer matches participant's contributions	50.00%
Participant's contributions (as a percent)	6.00%
Syneron U. S. Plan [Member]
Employer contribution	$ 594	$ 621	$ 533
Maximum [Member] | Defined Contribution Pension [Member]
Annual contribution per employee, percentage	10.00%